Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2020	2021	2022
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$143,922	$276,002	$718,049
Restricted cash – current portion	4,998	8,856	9,768
Restricted cash – non-current portion	42,976	68,670	83,741
Total cash, cash equivalents and restricted cash	$191,896	$353,528	$811,558

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2020	2021	2022
A	21%	16%	13%
B	20%	20%	18%
C	11%	12%	7%
D	29%	12%	8%
E	10%	9%	7%
Total	91%	69%	53%